UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549

                                                 Form 13F

                                          FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                08/13/08
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              128
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Form 13F Information Table Value Total:            $ 5,183,922  (thousands)
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List of Other Included Managers:                     NONE


Column 1                   Column 2       Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                          Voting Authority
                           Title                        Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer             of Class       Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
--------------------------- -------------- ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

Align Technology Inc.      COM            016255101       5,245    500,000 SH         SOLE               500,000
Allegheny Energy Inc.      COM            017361106      99,052  1,976,700 SH         SOLE             1,976,700
Allos Therapeutics Inc.    COM            019777101       2,073    300,000 SH         SOLE               300,000
Anadarko Petroleum Corp    COM            032511107     202,098  2,700,400 SH         SOLE             2,700,400
AngloGold Limited ADR      ADR            035128206       8,765    258,255 SH         SOLE               258,255
Apple Inc.                 PUT            037833950         368        750 SH  PUT    SOLE                   750
Applied Materials Inc.     COM            038222105      11,454    600,000 SH         SOLE               600,000
Arch Coal Inc.             COM            039380100      30,012    400,000 SH         SOLE               400,000
Barr Pharms Inc.           COM            068306109      22,540    500,000 SH         SOLE               500,000
BigBand Networks Inc.      COM            089750509       1,166    246,420 SH         SOLE               246,420
CF Industries Hldgs Inc.   COM            125269100      37,495    245,385 SH         SOLE               245,385
Canadian Nat'l Resources LtCOM            136385101       7,419     74,000 SH         SOLE                74,000
Chesapeake Energy Corp     COM            165167107     843,391 12,786,400 SH         SOLE            12,786,400
Chicago Bridge & Iron Co NVN Y REG SH     167250109      37,915    952,172 SH         SOLE               952,172
Chipotle Mexican Grill Inc.CL A           169656105       2,066     25,000 SH         SOLE                25,000
City National Corp         COM            178566105      21,035    500,000 SH         SOLE               500,000
Cleveland-Cliffs Inc.      COM            185896107     232,759  1,952,840 SH         SOLE             1,952,840
Coventry Health Care Inc.  COM            222862104       9,734    320,000 SH         SOLE               320,000
Denbury Resources Inc.     COM            247916208      54,194  1,484,775 SH         SOLE             1,484,775
Duke Realty Corp           COM            264411505       8,125    361,900 SH         SOLE               361,900
Equitable Resources, Inc   COM            294549100      61,166    885,700 SH         SOLE               885,700
FormFactor Inc.            COM            346375108       2,304    125,000 SH  CALL   SOLE               125,000
Harmonic Inc.              COM            413160102       3,804    400,000 SH         SOLE               400,000
Hologic Inc.               COM            436440101      14,243    653,360 SH         SOLE               653,360
Infosys Technologies Ltd.  ADR            456788108       1,087     25,000 SH         SOLE                25,000
Rssl 2000 Index Fund IShareRUSSELL 2000   464287655       4,840     70,100 SH         SOLE                70,100
Rssl 2000 Index Fund ISharePUT            464287955       5,128     17,500 SH  PUT    SOLE                17,500
Jack in the Box Inc.       COM            466367109       1,121     50,000 SH         SOLE                50,000
McMoran Exploration Co.    COM            582411104       4,128    150,000 SH         SOLE               150,000
Medarex Inc.               COM            583916101      27,646  4,182,400 SH         SOLE             4,182,400
Medicines Co               COM            584688105      33,397  1,685,000 SH         SOLE             1,685,000
Medtronic Inc.             COM            585055106      77,625  1,500,000 SH  CALL   SOLE             1,500,000
Men's Wearhouse Inc.       COM            587118100       2,173    133,400 SH         SOLE               133,400
Mentor Corp                COM            587188103       8,073    290,200 SH  CALL   SOLE               290,200
MiddleBrook Pharms Inc.    COM            596087106       2,197    650,000 SH         SOLE               650,000
Mylan Laboratories, Inc.   COM            628530107      89,535  7,418,000 SH         SOLE             7,418,000
NRG Energy Inc.            COM            629377508     133,745  3,117,600 SH         SOLE             3,117,600
Nokia Corp ADR             ADR            654902204      48,307  1,971,700 SH         SOLE             1,971,700
OGE Energy Corp.           COM            670837103      18,972    598,295 SH         SOLE               598,295
ON Semiconductor           COM            682189105       7,336    800,000 SH         SOLE               800,000
Petrohawk Energy Corp      COM            716495106      15,036    324,677 SH         SOLE               324,677
Powerwave Technologies, IncCOM            739363109       3,400    800,000 SH         SOLE               800,000
Priceline.com Inc          COM            741503403       5,773     50,000 SH         SOLE                50,000
Public Service Ent Grp Inc COM            744573106      25,652    558,500 SH         SOLE               558,500
QLogic Corp                COM            747277101       4,377    300,000 SH         SOLE               300,000
Qualcomm Inc               COM            747525103     346,834  7,816,866 SH         SOLE             7,816,866
Rigel Pharms Inc.          COM            766559603      30,591  1,350,000 SH         SOLE             1,350,000
Safeway Inc.               COM            786514208       1,913     67,000 SH         SOLE                67,000
Sears Holdings Corp        PUT            812350956       2,640      6,600 SH  PUT    SOLE                 6,600
Sepracor Inc.              COM            817315104      21,912  1,100,000 SH         SOLE             1,100,000
Stanley Works              COM            854616109       3,788     84,500 SH         SOLE                84,500
Sterlite Industries (India)ADS            859737207       4,037    253,901 SH         SOLE               253,901
STMicroelectronics NV ADR  NY REGISTRY    861012102       2,583    250,000 SH         SOLE               250,000
Teco Energy Inc.           COM            872375100       4,298    200,000 SH         SOLE               200,000
Terra Industries Inc.      COM            880915103     142,858  2,894,800 SH         SOLE             2,894,800
Texas Instruments Inc      COM            882508104       9,856    350,000 SH         SOLE               350,000
Unisource Energy Corp      COM            909205106      17,056    550,000 SH         SOLE               550,000
Wal-Mart Stores Inc.       COM            931142103       6,030    107,300 SH         SOLE               107,300
Williams Companies Inc.    COM            969457100     100,588  2,495,350 SH         SOLE             2,495,350
Wyeth Inc.                 COM            983024100      21,582    450,000 SH         SOLE               450,000
Wynn Resorts, Ltd          COM            983134107       4,653     57,200 SH         SOLE                57,200
American Eagle Outfitters ICOM            02553E106       2,045    150,000 SH         SOLE               150,000
APP Pharms Inc.            COM            00202H108      19,228  1,150,000 SH         SOLE             1,150,000
Acorda Therapeutics Inc.   COM            00484M106      16,415    500,000 SH         SOLE               500,000
Advance Auto Parts Inc.    COM            00751Y106       4,904    126,300 SH         SOLE               126,300
Alkermes Inc.              COM            01642T108       5,500    445,000 SH         SOLE               445,000
Alpha Natural Resources IncCOM            02076X102      48,818    468,100 SH         SOLE               468,100
America Movil S.A. de C.V. ADR L SHS      02364W105      13,784    261,300 SH         SOLE               261,300
Arris Group Inc.           COM            04269Q100       2,535    300,000 SH         SOLE               300,000
Auxilium Pharms Inc.       COM            05334D107      12,608    375,000 SH         SOLE               375,000
Cleco Corp                 COM            12561W105       4,538    194,500 SH         SOLE               194,500
CME Group Inc.             COM            12572Q105      10,676     27,860 SH         SOLE                27,860
CA Inc.                    COM            12673P105       6,927    300,000 SH         SOLE               300,000
Cameco Corp                COM            13321L108      56,980  1,324,200 SH         SOLE             1,324,200
Chunghwa Telecom Ltd.      ADR            17133Q304       4,810    189,600 SH         SOLE               189,600
ConocoPhillips             COM            20825C104       4,040     42,800 SH         SOLE                42,800
CONSOL Energy Inc.         COM            20854P109     457,547  4,071,788 SH         SOLE             4,071,788
Devon Energy Corp          COM            25179M103      81,637    679,400 SH         SOLE               679,400
Dolby Laboratories Inc.    COM            25659T107       3,023     75,000 SH         SOLE                75,000
El Paso Corp               COM            28336L109       2,631    121,000 SH         SOLE               121,000
Endo Pharms Hldgs Inc.     COM            29264F205      22,146    915,500 SH         SOLE               915,500
Entergy Corp               COM            29364G103       7,570     62,828 SH         SOLE                62,828
Epicor Software Corp       COM            29426L108       3,110    450,000 SH         SOLE               450,000
Exelon Corp                COM            30161N101     273,970  3,045,461 SH         SOLE             3,045,461
Exterran Hldgs Inc.        COM            30225X103       2,631     36,800 SH         SOLE                36,800
Gold Fields Limited ADR    ADR            38059T106       7,868    622,000 SH         SOLE               622,000
Gushan Env'l Energy Ltd. ADADR            40330W106       1,453    125,000 SH         SOLE               125,000
Hess Corp                  COM            42809H107     118,387    938,162 SH         SOLE               938,162
ImClone Systems Inc.       COM            45245W109      12,138    300,000 SH         SOLE               300,000
InterMune Inc.             COM            45884X103       7,216    550,000 SH         SOLE               550,000
J. Crew Group Inc.         COM            46612H402       1,981     60,000 SH         SOLE                60,000
JP Morgan Chase & Co       COM            46625H100     153,757  4,481,400 SH         SOLE             4,481,400
JP Morgan Chase & Co       CALL           46625H900         452      6,750 SH  CALL   SOLE                 6,750
KBR Inc.                   COM            48242W106     115,247  3,301,248 SH         SOLE             3,301,248
Macrovision Solutions Corp COM            55611C108       3,740    250,000 SH         SOLE               250,000
Macy's Inc.                COM            55616P104       4,855    250,000 SH         SOLE               250,000
Mirant Corp                COM            60467R100          38        961 SH         SOLE                   961
Monsanto Co                COM            61166W101      59,043    466,962 SH         SOLE               466,962
Netlogic Microsystems Inc. COM            64118B100       3,320    100,000 SH         SOLE               100,000
PG&E Corp                  COM            69331C108      25,346    638,600 SH         SOLE               638,600
PNM Resources Inc.         COM            69349H107       7,956    665,200 SH         SOLE               665,200
PPL Corp                   COM            69351T106      58,699  1,123,000 SH         SOLE             1,123,000
Potash Corp of Sask Inc.   COM            73755L107     120,754    528,300 SH         SOLE               528,300
NASDAQ 100 Powershares     PUT            73935A954       3,930     20,000 SH  PUT    SOLE                20,000
UtraSht FTSE/Xinhua CH 25 PULTRA XIN CH25 74347R321      25,362    300,000 SH         SOLE               300,000
UltraSht MSCI Emg'g Mkt PShULTR SHRT MSCI 74347R354      13,228    175,000 SH         SOLE               175,000
Quest Software Inc.        COM            74834T103       8,138    549,500 SH         SOLE               549,500
RXi Pharms Corp            COM            74978T109         600     75,000 SH         SOLE                75,000
Replidyne Inc.             COM            76028W107       1,868  1,383,918 SH         SOLE             1,383,918
Rubicon Technology Inc.    COM            78112T107       1,321     65,000 SH         SOLE                65,000
S&P 500 SPDR Trust         UNIT SER 1     78462F103       5,404     42,225 SH         SOLE                42,225
S&P 500 SPDR Trust         PUT            78462F953      12,298     20,000 SH  PUT    SOLE                20,000
StreetTRACKS Gold Trust    GOLD SHS       78463V107       5,091     55,700 SH         SOLE                55,700
Retail S&P SPDR ETF        S&P RETAIL ETF 78464A714       2,746     93,900 SH         SOLE                93,900
Savient Pharms Inc.        PUT            80517Q950          53      1,500 SH  PUT    SOLE                 1,500
Fin'l Select Sector Spdr FuCALL           81369Y905       4,083     66,095 SH  CALL   SOLE                66,095
Sohu.com Inc.              COM            83408W103       4,162     59,083 SH         SOLE                59,083
Solera Holdings Inc.       COM            83421A104      19,276    696,900 SH         SOLE               696,900
Starenet Networks Corp     COM            85528P108       1,887    150,000 SH         SOLE               150,000
Synta Pharms Corp          COM            87162T206       9,012  1,477,398 SH         SOLE             1,477,398
Vectren Corp               COM            92240G101      26,216    840,000 SH         SOLE               840,000
Visa Inc.                  COM CL A       92826C839       1,358     16,700 SH         SOLE                16,700
Walter Industries Inc.     COM            93317Q105      47,565    437,300 SH         SOLE               437,300
XTO Energy Inc.            COM            98385X106      67,208    981,000 SH         SOLE               981,000
Energy XXI Acquisition CorpCOM SHS        G10082108      46,704  6,749,200 SH         SOLE             6,749,200
Foster Wheeler Ltd.        SHS            G36535139     140,526  1,921,062 SH         SOLE             1,921,062
Teekay Offshore Partners LPPARTNERSHIP UN Y8565J101       4,102    207,700 SH         SOLE               207,700
Verigy Ltd.                SHS            Y93691106       2,271    100,000 SH         SOLE               100,000

Grand Total                                           5,183,922

